Financial risk management and financial instruments - Summary of Major Security Type, Financial Assets and Liabilities that are Measured at Fair Value on Recurring Basis and Category Using Fair Value Hierarchy (Details) - EUR (€)
€ in Millions
	Dec. 31, 2023	Dec. 31, 2022
Financial assets at fair value
Total financial assets at fair value by level	€ 4,435	€ 3,872
Financial liabilities at fair value
Total financial liabilities at fair value by level	1,220	1,149
Exchangeable Notes
Financial liabilities at fair value
Total financial liabilities at fair value by level	1,203	1,128
Derivatives (not designated for hedging): | Warrants
Financial liabilities at fair value
Total financial liabilities at fair value by level	3	1
Foreign exchange forwards | Derivatives (designated for hedging):
Financial assets at fair value
Total financial assets at fair value by level	9	31
Financial liabilities at fair value
Total financial liabilities at fair value by level	14	20
Cash equivalents: | Money market funds
Financial assets at fair value
Total financial assets at fair value by level	2,111	1,543
Cash equivalents: | Time deposits
Financial assets at fair value
Total financial assets at fair value by level		293
Short term investments: | Money market funds
Financial assets at fair value
Total financial assets at fair value by level	181	125
Short term investments: | Government securities
Financial assets at fair value
Total financial assets at fair value by level	247	250
Short term investments: | Corporate notes
Financial assets at fair value
Total financial assets at fair value by level	320	309
Short term investments: | Collateralized reverse purchase agreements
Financial assets at fair value
Total financial assets at fair value by level	241
Short term investments: | Fixed income funds
Financial assets at fair value
Total financial assets at fair value by level	111	183
Long term investments
Financial assets at fair value
Total financial assets at fair value by level	1,215	1,138
Level 1
Financial assets at fair value
Total financial assets at fair value by level	3,796	3,484
Financial liabilities at fair value
Total financial liabilities at fair value by level	0	0
Level 1 | Exchangeable Notes
Financial liabilities at fair value
Total financial liabilities at fair value by level	0	0
Level 1 | Derivatives (not designated for hedging): | Warrants
Financial liabilities at fair value
Total financial liabilities at fair value by level	0	0
Level 1 | Foreign exchange forwards | Derivatives (designated for hedging):
Financial assets at fair value
Total financial assets at fair value by level	0	0
Financial liabilities at fair value
Total financial liabilities at fair value by level	0	0
Level 1 | Cash equivalents: | Money market funds
Financial assets at fair value
Total financial assets at fair value by level	2,111	1,543
Level 1 | Cash equivalents: | Time deposits
Financial assets at fair value
Total financial assets at fair value by level		293
Level 1 | Short term investments: | Money market funds
Financial assets at fair value
Total financial assets at fair value by level	181	125
Level 1 | Short term investments: | Government securities
Financial assets at fair value
Total financial assets at fair value by level	239	245
Level 1 | Short term investments: | Corporate notes
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 1 | Short term investments: | Collateralized reverse purchase agreements
Financial assets at fair value
Total financial assets at fair value by level	0
Level 1 | Short term investments: | Fixed income funds
Financial assets at fair value
Total financial assets at fair value by level	111	183
Level 1 | Long term investments
Financial assets at fair value
Total financial assets at fair value by level	1,154	1,095
Level 2
Financial assets at fair value
Total financial assets at fair value by level	578	345
Financial liabilities at fair value
Total financial liabilities at fair value by level	14	20
Level 2 | Exchangeable Notes
Financial liabilities at fair value
Total financial liabilities at fair value by level	0	0
Level 2 | Derivatives (not designated for hedging): | Warrants
Financial liabilities at fair value
Total financial liabilities at fair value by level	0	0
Level 2 | Foreign exchange forwards | Derivatives (designated for hedging):
Financial assets at fair value
Total financial assets at fair value by level	9	31
Financial liabilities at fair value
Total financial liabilities at fair value by level	14	20
Level 2 | Cash equivalents: | Money market funds
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 2 | Cash equivalents: | Time deposits
Financial assets at fair value
Total financial assets at fair value by level		0
Level 2 | Short term investments: | Money market funds
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 2 | Short term investments: | Government securities
Financial assets at fair value
Total financial assets at fair value by level	8	5
Level 2 | Short term investments: | Corporate notes
Financial assets at fair value
Total financial assets at fair value by level	320	309
Level 2 | Short term investments: | Collateralized reverse purchase agreements
Financial assets at fair value
Total financial assets at fair value by level	241
Level 2 | Short term investments: | Fixed income funds
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 2 | Long term investments
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 3
Financial assets at fair value
Total financial assets at fair value by level	61	43
Financial liabilities at fair value
Total financial liabilities at fair value by level	1,206	1,129
Level 3 | Exchangeable Notes
Financial liabilities at fair value
Total financial liabilities at fair value by level	1,203	1,128
Level 3 | Derivatives (not designated for hedging): | Warrants
Financial liabilities at fair value
Total financial liabilities at fair value by level	3	1
Level 3 | Foreign exchange forwards | Derivatives (designated for hedging):
Financial assets at fair value
Total financial assets at fair value by level	0	0
Financial liabilities at fair value
Total financial liabilities at fair value by level	0	0
Level 3 | Cash equivalents: | Money market funds
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 3 | Cash equivalents: | Time deposits
Financial assets at fair value
Total financial assets at fair value by level		0
Level 3 | Short term investments: | Money market funds
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 3 | Short term investments: | Government securities
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 3 | Short term investments: | Corporate notes
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 3 | Short term investments: | Collateralized reverse purchase agreements
Financial assets at fair value
Total financial assets at fair value by level	0
Level 3 | Short term investments: | Fixed income funds
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 3 | Long term investments
Financial assets at fair value
Total financial assets at fair value by level	€ 61	€ 43